Leases - Supplemental Balance Sheet Information (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Jan. 02, 2019	Dec. 31, 2018
Leases [Abstract]
Operating lease ROU assets	$ 938,000	$ 1,132,700
Total ROU Liabilities	906,500	1,115,500	$ 474,200
Property and equipment, at cost		983,400
Accumulated depreciation		250,500
Property and equipment, net		732,900
Total Finance lease liabilities	$ 1,952,100	$ 520,700		$ 705,600